UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2460

Fidelity Union Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Arizona Municipal
Income Fund

May 31, 2010

1.802196.106

AZI-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.4%
	Principal Amount	Value
Arizona - 90.4%
Arizona Board of Regents Arizona State Univ. Rev. (Polytechnic Campus Proj.) Series 2008 C:
5.75% 7/1/22	$ 1,500,000	$ 1,732,230
5.75% 7/1/23	250,000	286,623
Arizona Board of Regents Ctfs. of Prtn.:
(Arizona Biomedical Research Collaborative Bldg. Proj.) Series 2006, 5% 6/1/19 (AMBAC Insured)	1,140,000	1,215,867
(Univ. of Arizona Projs.) Series 2006 A, 5% 6/1/18 (AMBAC Insured)	1,000,000	1,083,290
Arizona Ctfs. of Prtn.:
Series 2008 A, 5% 9/1/20 (FSA Insured)	1,640,000	1,770,872
Series 2010 A, 5% 10/1/29 (FSA Insured)	5,000,000	5,153,800
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	1,280,000	1,343,488
5% 7/1/32	470,000	474,145
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,037,960
Series 2007 B, 1.005% 1/1/37 (c)	1,000,000	665,320
Series 2008 A, 5.25% 1/1/31	1,000,000	1,017,460
Series 2008 D, 6% 1/1/27	1,000,000	1,087,340
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2008, 5.75% 9/1/22	1,000,000	1,108,470
Series A2, 5% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,073,730
Arizona School Facilities Board Rev. Series 2005, 5% 7/1/13	1,225,000	1,369,967
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (b)	1,000,000	1,093,880
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/24	1,230,000	1,273,358
Arizona State Univ. Nanotechnology LLC Lease Rev. Series 2009 A, 5% 3/1/34 (Assured Guaranty Corp. Insured)	1,000,000	1,020,520
Arizona State Univ. Revs. Series 2005, 5% 7/1/26 (AMBAC Insured)	1,000,000	1,007,540
Arizona Trans. Board Hwy. Rev.:
Series 2006, 5% 7/1/22	400,000	438,776
Series 2008 A, 5% 7/1/33	2,000,000	2,114,200
Arizona Wtr. Infrastructure Fin. Auth. Rev.:
(Wtr. Quality Proj.) Series 2006 A, 5% 10/1/23	500,000	551,465
Series 2009 A, 5% 10/1/29	1,000,000	1,094,280
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Avondale Muni. Dev. Corp. Excise Tax Rev. 5% 7/1/28	$ 500,000	$ 528,195
Cottonwood Wtr. Sys. Rev.:
5% 7/1/26 (XL Cap. Assurance, Inc. Insured)	1,405,000	1,352,355
5% 7/1/30 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,023,975
5% 7/1/35 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,121,926
Downtown Phoenix Hotel Corp. Rev. Series A, 5.25% 7/1/23 (FGIC Insured)	1,750,000	1,603,893
Dysart Unified School District #89 Gen. Oblig. (School Impt. Proj.) Series 2007 A, 5% 7/1/26 (FGIC Insured) (FSA Insured)	1,325,000	1,397,570
Gilbert Wtr. Resources Muni. Property Corp. Wastewtr. Sys. & Util. Rev. Series 2004, 4.9% 4/1/19	1,025,000	1,025,697
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2007, 5.25% 5/15/19	1,000,000	1,081,510
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.):
Series 2005 B, 5.25% 12/1/19	1,040,000	1,056,848
Series 2005, 5% 12/1/35	1,000,000	912,750
Series 2007, 5% 12/1/27	1,000,000	949,660
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A:
6.25% 7/1/38	3,000,000	3,173,610
7% 7/1/33	1,000,000	1,086,540
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/17 (AMBAC Insured)	1,580,000	1,707,411
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	1,000,000	1,086,500
Marana Muni. Property Corp. Facilities Rev. Series A, 5.25% 7/1/22	1,620,000	1,783,215
Maricopa County Indl. Dev. Auth. Health Facilities Rev.:
(Catholic Healthcare West Proj.):
Series 1998 A, 5% 7/1/16	545,000	545,491
Series 2007 A, 5% 7/1/16	1,000,000	1,066,790
Series 2009 A, 6% 7/1/39	1,000,000	1,063,210
Series A, 5.25% 7/1/32	1,000,000	1,007,590
(Mayo Clinic Proj.) 5% 11/15/36	1,000,000	1,026,870
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Mayo Clinic Hosp. Proj.) 5.25% 11/15/37	1,000,000	1,000,680
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	3,000,000	3,000,000
Maricopa County Unified School District #60 Higley (School Impt. Proj.) Series B, 5% 7/1/19 (FGIC Insured)	1,000,000	1,081,570
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5% 7/1/38	$ 1,000,000	$ 1,001,280
Mesa Util. Sys. Rev. 5% 7/1/24 (FGIC Insured)	2,000,000	2,229,640
Navajo County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 5%, tender 6/1/12 (c)	2,000,000	2,076,880
North Campus Facilities LLC (Northern Arizona Univ. Sys. Rev. Proj.) 5% 6/1/31 (AMBAC Insured)	1,225,000	1,241,452
Northern Arizona Univ. Revs. 5% 6/1/21 (AMBAC Insured)	1,085,000	1,156,078
Phoenix Civic Impt. Board Arpt. Rev.:
Series A, 5% 7/1/33	1,000,000	1,017,910
Series B, 5.25% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,100,000	1,110,934
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	2,000,000	1,799,920
Phoenix Civic Impt. Corp. Excise Tax Rev.:
(Civic Plaza Expansion Proj.) Series 2005 A:
5% 7/1/18 (FGIC Insured)	550,000	593,368
5% 7/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,021,980
Series 2007 A, 5% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250,000	1,343,888
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. (Lt. Rail Proj.) Series 2004, 5% 7/1/20	1,000,000	1,086,210
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2004:
5% 7/1/24	1,750,000	1,867,408
5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	770,000	803,395
Series 2007, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,106,500
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
(Jr. Lien Wtr. Sys. Proj.) Series 2009 A, 5% 7/1/25	1,650,000	1,806,074
Series 2001, 5.5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,192,450
Series 2002, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,584,270
Series 2005:
4.75% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	155,000	159,931
5% 7/1/20	5,000,000	5,467,650
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Phoenix Civic Impt. Corp. Wtr. Sys.: - continued
Series 2005:
5% 7/1/29	$ 1,750,000	$ 1,834,560
Series 2009 A, 5% 7/1/39	2,000,000	2,090,460
Phoenix Gen. Oblig. Series 2002 B, 5.375% 7/1/20	1,060,000	1,127,522
Phoenix Street & Hwy. User Rev. Series 1992, 6.25% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	20,069
Pima County Ctfs. of Prtn. (Justice Bldg. Proj.):
Series 2007 A, 5% 7/1/19 (AMBAC Insured)	735,000	784,561
Series A, 5% 7/1/21 (AMBAC Insured)	935,000	985,041
Pima County Unified School District #1 Tucson (Proj. of 2004):
Series 2007 C, 5% 7/1/23 (FGIC Insured)	1,000,000	1,075,110
Series 2008 D, 5% 7/1/25 (FSA Insured)	1,000,000	1,071,270
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Proj.):
Series 2006 A, 5.25% 10/1/12 (ACA Finl. Guaranty Corp. Insured)	1,000,000	1,027,690
Series 2007 A, 5.25% 10/1/13 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,376,772
Pinal County Unified School District #1 Florence (2006 School Impt. Proj.) Series 2007 A:
5% 7/1/19 (FGIC Insured)	1,000,000	1,081,570
5% 7/1/20 (FGIC Insured)	1,000,000	1,073,190
Pinal County Unified School District #44 J.O. Combs (2006 School Impt. Proj.) Series B, 5% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	919,091
Queen Creek Excise Tax & State Shared Rev. 5% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,192,241
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2002 B:
5% 1/1/20	1,500,000	1,606,620
5% 1/1/21	290,000	310,462
5% 1/1/31	1,995,000	2,048,765
Series 2005 A, 5% 1/1/35	3,000,000	3,110,580
Series 2006 A, 5% 1/1/37	5,690,000	5,879,757
Series 2008 A:
5% 1/1/24	1,075,000	1,182,995
5% 1/1/38	5,400,000	5,631,444
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5.5% 12/1/29	3,000,000	2,964,660
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2008 A, 5% 9/1/23	355,000	351,248
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Scottsdale Muni. Property Corp. Excise Tax Rev. (Wtr. and Swr. Impt. Proj.) Series 2008 A, 5% 7/1/28	$ 1,050,000	$ 1,135,386
Sedona Excise Tax Rev.:
Series 2004, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120,000	2,267,404
Series 2005, 5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,052,080
Tempe Gen. Oblig. Series 2006, 5% 7/1/20	3,200,000	3,571,936
Tempe Transit Excise Tax Rev. Series 2008, 4.75% 7/1/38	85,000	87,819
Tucson Ctfs. of Prtn.:
Series 2006 A, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,289,791
Series 2007, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,090,020
Tucson Gen. Oblig. Series 2005:
5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,250,000	3,689,920
5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295,000	2,580,957
Tucson Street & Hwy. User Rev. Series 1994 B, 7.5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,015,000	1,087,481
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255,000	1,287,994
Univ. Med. Ctr. Corp. Hosp. Rev.:
Series 2004:
5.25% 7/1/11	210,000	216,075
5.25% 7/1/15	1,000,000	1,050,790
Series 2005, 5% 7/1/16	1,735,000	1,782,244
Univ. of Arizona Univ. Revs.:
(Univ. of Arizona Projs.):
Series 2003 B, 5% 6/1/31 (AMBAC Insured)	300,000	303,405
Series 2005 A, 5% 6/1/24 (AMBAC Insured)	1,040,000	1,080,456
Series 2005 C, 5% 6/1/14 (AMBAC Insured)	360,000	399,071
Series 2008 A, 5% 6/1/22	1,315,000	1,448,630
Series 2009 A, 5% 6/1/39	1,000,000	1,037,400
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4%, tender 6/3/13 (c)(d)	2,000,000	2,000,000
		158,570,192
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series A, 5% 10/1/12	500,000	521,270
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 3.7%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	$ 700,000	$ 714,371
Series 2003, 5.75% 7/1/19 (FGIC Insured)	700,000	722,827
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2002 A, 5.5% 7/1/18	700,000	761,768
Series 2003 A, 5.25% 7/1/14	275,000	294,393
Puerto Rico Govt. Dev. Bank:
Series 2006 B, 5% 12/1/12	1,000,000	1,056,610
Series 2006 C, 5.25% 1/1/15 (d)	500,000	524,610
Puerto Rico Pub. Bldg. Auth. Rev.:
Series G, 5.25% 7/1/13	315,000	329,361
Series M2, 5.75%, tender 7/1/17 (c)	200,000	217,274
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41	3,200,000	490,528
Series 2009 A, 6% 8/1/42	1,300,000	1,415,440
		6,527,182
Virgin Islands - 1.0%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	300,000	304,449
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (d)	500,000	458,800
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series 2007 A, 5% 7/1/27	1,000,000	1,009,450
		1,772,699
TOTAL INVESTMENT PORTFOLIO - 95.4% (Cost $164,575,915)	167,391,343
NET OTHER ASSETS - 4.6%	7,979,721
NET ASSETS - 100%	$ 175,371,064
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $164,544,618. Net unrealized appreciation aggregated $2,846,725, of which $4,545,758 related to appreciated investment securities and $1,699,033 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Maryland Municipal
Income Fund

May 31, 2010

1.802198.106

SMD-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.5%
	Principal Amount	Value
District Of Columbia - 2.3%
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/19	$ 3,780,000	$ 4,309,087
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	500,000	497,560
Maryland - 86.4%
Baltimore Convention Ctr. Hotel Rev. Series 2006 A:
5.25% 9/1/17 (XL Cap. Assurance, Inc. Insured)	1,350,000	1,354,158
5.25% 9/1/27 (XL Cap. Assurance, Inc. Insured)	1,020,000	907,249
Baltimore County Ctfs. of Prtn. (Equip. Acquisition Prog.) Series 2004, 5% 6/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,670,910
Baltimore County Gen. Oblig.:
(Consolidated Pub. Impt. Proj.) Series 2004, 5% 8/1/15	2,385,000	2,698,818
(Metropolitan District Proj.) Series 71, 5% 2/1/38	1,930,000	2,079,942
(Oak Crest Village, Inc. Proj.) Series 2007 A, 5% 1/1/22	500,000	489,660
Series 2008, 5% 2/1/31	2,000,000	2,184,520
Baltimore Gen. Oblig. (Consolidated Pub. Impt. Proj.):
Series 2005 A, 5% 10/15/18 (AMBAC Insured)	1,720,000	1,920,002
Series 2008 A, 5% 10/15/25 (FSA Insured)	1,445,000	1,604,297
Baltimore Port Facilities Rev. (Consolidated Coal Sales Co. Proj.) 6.5% 12/1/10	2,000,000	2,006,140
Baltimore Proj. Rev.:
(Wastewtr. Proj.):
Series 2002 A:
5.125% 7/1/42 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,315,000	2,352,503
5.2% 7/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	256,570
Series 2007 D:
5% 7/1/32 (FSA Insured)	4,500,000	4,812,075
5% 7/1/37 (AMBAC Insured)	2,000,000	2,105,780
5% 7/1/37 (FSA Insured)	4,000,000	4,211,560
Series 2008 A:
5% 7/1/33 (FSA Insured)	2,000,000	2,138,260
5% 7/1/38 (FSA Insured)	3,000,000	3,186,090
Series 2009 C, 5.625% 7/1/39	2,000,000	2,181,660
(Wtr. Proj.):
Series 1994 A, 5% 7/1/24 (FGIC Insured)	370,000	406,941
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Baltimore Proj. Rev.: - continued
(Wtr. Proj.):
Series 2002 A, 5.125% 7/1/42 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 355,000	$ 360,751
City of Westminster (McDaniel College Proj.) Series 2006:
5% 11/1/12	500,000	525,580
5% 11/1/13	350,000	371,476
Frederick County Econ. Dev. Rev.:
Series 2005, 5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,151,160
Series 2009 A:
5% 3/1/25	610,000	685,225
5% 3/1/27	1,255,000	1,398,698
Frederick County Edl. Facilities Rev. (Mount Saint Mary's Univ. Proj.) Series 2006, 5.5% 9/1/12	195,000	202,609
Frederick County Gen. Oblig. Series 2005, 5% 12/1/15	1,000,000	1,166,690
Howard County Gen. Oblig. (Consolidated Pub. Impt. Proj.) Series 2009 A, 5% 4/15/14	2,635,000	3,002,530
Maryland Dept. of Trans. Consolidated Trans. Rev. Series 2009, 4% 5/15/20	3,000,000	3,226,590
Maryland Econ. Dev. Corp. Lease Rev. (Maryland Aviation Administration Facilities Proj.) Series 2003, 5.5% 6/1/18 (FSA Insured) (b)	1,500,000	1,553,475
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	1,000,000	1,156,920
Maryland Econ. Dev. Corp. Student Hsg. Rev.:
(Towson Univ. Proj.) Series 2007 A, 5.25% 7/1/17	500,000	513,345
(Univ. of Maryland, Baltimore County Student Hsg. Proj.) Series 2006:
5% 6/1/14 (CIFG North America Insured)	700,000	729,281
5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	500,000	517,175
5% 6/1/18 (CIFG North America Insured)	2,000,000	2,029,980
Maryland Gen. Oblig.:
(State & Local Facilities Ln. Prog.):
First Series 2002 A:
5.5% 3/1/15	1,850,000	2,180,188
5.5% 3/1/17	2,265,000	2,723,164
First Series 2003 A, 5.25% 3/1/17	4,295,000	5,096,962
First Series 2009 A, 5% 3/1/21 (Pre-Refunded to 3/1/17 @ 100) (c)	750,000	879,398
First Series 2009 C, 5% 3/1/18	1,050,000	1,238,601
Second Series 2009 B, 5% 8/15/21	3,000,000	3,494,850
First Series 2009 C, 5% 3/1/21	2,000,000	2,320,580
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Gen. Oblig.: - continued
Third Series 2009 C, 5% 11/1/19	$ 2,500,000	$ 2,972,700
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Med. Ctr. Proj.) Series 1998, 5.125% 7/1/33 (FSA Insured)	2,000,000	2,001,580
(Carroll County Gen. Hosp. Proj.) Series 2006, 5% 7/1/40	1,500,000	1,463,475
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	1,000,000	971,480
(Good Samaritan Hosp. Proj.) Series 1993:
5.75% 7/1/13 (Escrowed to Maturity) (c)	240,000	256,082
5.75% 7/1/13 (Escrowed to Maturity) (c)	145,000	154,716
(Hebrew Home of Greater Washington Proj.) Series 2002, 5.8% 1/1/32	1,000,000	1,008,030
(Howard County Gen. Hosp. Proj.) 5.5% 7/1/13 (Escrowed to Maturity) (c)	465,000	484,135
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (a)	1,400,000	1,521,814
(Johns Hopkins Hosp. Proj.) Series 2001, 5% 5/15/34	1,500,000	1,502,445
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	1,475,000	1,533,233
(Johns Hopkins Univ. Proj.):
Series 2001 B, 5% 7/1/41	3,590,000	3,625,864
Series 2002 A, 5% 7/1/32	1,015,000	1,036,234
Series 2004 A:
5% 7/1/24	1,000,000	1,064,340
5% 7/1/33	2,000,000	2,075,260
5% 7/1/38	2,000,000	2,075,260
(LifeBridge Health Proj.):
Series 2004 A, 5% 7/1/11 (Escrowed to Maturity) (c)	1,000,000	1,049,530
Series 2008, 5% 7/1/19 (Assured Guaranty Corp. Insured)	300,000	328,185
(Loyola College Issue Proj.) Series 1999, 5% 10/1/39	2,000,000	2,001,160
(MedStar Health Proj.) Series 2007, 5.25% 5/15/46	1,000,000	1,008,100
(Mercy Med. Ctr. Proj.) Series 2007 A, 5.5% 7/1/42	1,000,000	973,520
(Peninsula Reg'l. Med. Ctr. Proj.) Series 2006, 5% 7/1/15	1,120,000	1,229,726
(Univ. of Maryland Med. Sys. Proj.):
Series 2001, 5.25% 7/1/34 (Pre-Refunded to 7/1/11 @ 100) (c)	1,525,000	1,604,636
Series 2006 A, 5% 7/1/41	1,000,000	1,002,040
Series 2008 F, 5.25% 7/1/19	1,700,000	1,836,867
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Univ. of Maryland Med. Sys. Proj.):
Series 2010, 5.125% 7/1/39	$ 1,700,000	$ 1,726,452
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	660,000	732,336
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	400,000	405,804
(Western Maryland Health Sys. Proj.) Series 2006 A:
5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,609,935
5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,690,000	1,795,321
Series 2008, 5% 7/1/14	1,845,000	2,025,736
Maryland Indl. Dev. Fing. Auth. Rev.:
(American Ctr. for Physics Proj.) Series 2001:
5.25% 12/15/13	1,100,000	1,168,519
5.25% 12/15/15	320,000	336,173
(Holy Cross Health Sys. Corp. Proj.) 5.7% 12/1/10	1,000,000	1,026,150
Maryland Nat'l. Cap. Park & Planning Commission Series 2004 EE2, 5% 1/15/15	2,000,000	2,225,320
Maryland Trans. Auth. Grant Rev. Series 2007, 5% 3/1/16	2,000,000	2,318,120
Maryland Trans. Auth. Trans. Facility Projects Rev.:
Series 2007:
5% 7/1/30	2,000,000	2,156,660
5% 7/1/31 (FSA Insured)	5,000,000	5,365,950
Series 2008:
5% 7/1/35	880,000	943,976
5% 7/1/37 (FSA Insured)	4,485,000	4,772,713
Series 2009 A, 5% 7/1/20	1,000,000	1,146,750
6.8% 7/1/16 (Escrowed to Maturity) (c)	645,000	757,198
Montgomery County Econ. Dev. Rev. (Trinity Health Care Group Proj.) Series 2001, 5.125% 12/1/22	2,300,000	2,328,497
Montgomery County Gen. Oblig.:
(Consolidated Pub. Impt. Proj.):
Series 2005 A, 5% 6/1/24	2,000,000	2,167,840
Series 2007 A, 5% 5/1/25	1,000,000	1,102,310
(Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/14	1,000,000	1,108,430
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2003 A, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	525,270
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Northeast Maryland Waste Disp. Auth. Solid Waste Rev. Series 2003, 5.5% 4/1/12 (AMBAC Insured) (b)	$ 4,500,000	$ 4,780,305
Prince Georges County Ctfs. of Prtn. Series 1991 A, 0% 6/30/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	800,445
Washington Suburban San. District Series 2009 A, 5% 6/1/17	5,000,000	5,846,498
		159,045,483
Puerto Rico - 7.3%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Z, 6.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,133,850
Series AA, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,628,175
Series BB, 5.25% 7/1/18 (AMBAC Insured)	600,000	642,756
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series E, 5.5% 7/1/17 (FSA Insured)	1,000,000	1,112,470
Series N, 5.25% 7/1/34 (Assured Guaranty Corp. Insured)	500,000	533,380
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/23	1,110,000	1,179,220
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2002 A:
5.5% 7/1/18	700,000	761,768
5.5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	544,120
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,081,560
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series 2002 KK, 5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,126,440
Series II, 5.375% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,585,620
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,121,730
Series VV, 5.25% 7/1/24 (FGIC Insured)	1,000,000	1,071,070
		13,522,159
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (b)	$ 300,000	$ 275,280
TOTAL INVESTMENT PORTFOLIO - 96.5% (Cost $171,985,366)	177,649,569
NET OTHER ASSETS - 3.5%	6,396,538
NET ASSETS - 100%	$ 184,046,107
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $171,977,341. Net unrealized appreciation aggregated $5,672,228, of which $6,453,873 related to appreciated investment securities and $781,645 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2010